CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED BALANCE SHEETS
Condensed Balance Sheets:

	December 31, 2017	December 31, 2016
	USD	USD
Cash	4,708,801	11,539,131
Time deposits	3,000,000	-
Prepayments and prepaid expenses	87,070	85,879
Total Current Assets	7,795,871	11,625,010
Property, plant and equipment, net	145	211
Investment in and amounts due from subsidiaries	634,245,590	454,309,702
Total Assets	642,041,606	465,934,923

Other payables and accrued expenses	3,559,211	3,734,334
Income tax payable - current	3,223,229	-
Total Current Liabilities	6,782,440	3,734,334
Income tax payable - non current	37,067,138	-
Total Liabilities	43,849,578	3,734,334

Total Shareholders’ Equity	598,192,028	462,200,589

Total Liabilities and Shareholders’ Equity	642,041,606	465,934,923

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Condensed Statements of Comprehensive Income:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Equity in income of subsidiaries	137,099,797	124,187,590	100,753,805
General and administrative expenses	(28,879,890)	(19,408,283)	(10,693,991)
Other income (expenses)	13,495	-	(1,017,111)
Earnings before income tax expense	108,233,402	104,779,307	89,042,703
Income tax expense	40,290,367	-	-
Net Income	67,943,035	104,779,307	89,042,703

CONDENSED STATEMENTS OF CASH FLOWS
Condensed Statements of Cash Flows:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Net cash used in operating activities	(3,830,330)	(2,400,188)	(3,904,038)
Net cash used in investing activities	(3,000,000)	-	-
Net cash provided by financing activities	-	-	15,192,269
Net (decrease) increase in cash	(6,830,330)	(2,400,188)	11,288,231
Cash at beginning of year	11,539,131	13,939,319	2,651,088
Cash at end of year	4,708,801	11,539,131	13,939,319